Taxes (Details) - Schedule of the Income Tax Provision - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of the Income Tax Provision [Abstract]
Current	$ 709	$ 484
Deferred	700	(113)
Total	$ 1,409	$ 371